Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMANA MUTUAL FUNDS TRUST
Entity Central Index Key	0000766285
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000131515
Shareholder Report [Line Items]
Fund Name	Amana Developing World Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIDX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/products/amana-developing-world. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/products/amana-developing-world
Expenses [Text Block]

What were the Fund’s costs over the last year?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$114	0.90%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.90%
Average Annual Return [Table Text Block]

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	53.27%	8.84%	8.59%
Bloomberg Emerging Markets Large, Mid & Small	45.91%	6.79%	10.76%
MSCI Emerging Markets Index	55.15%	8.03%	11.12%

AssetsNet	$ 210,616,957
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,309,333
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$210,616,957
# of Portfolio Holdings	35
Advisory Fees Paid	$1,309,333
Portfolio Turnover Rate	14%

Holdings [Text Block]

Geographic Weightings

% of Total Net Assets

Table Summary
Taiwan	17.6%
United States	13.5%
South Korea	8.4%
China	7.5%
India	7.2%
United Kingdom	6.3%
Malaysia	5.7%
Saudi Arabia	4.6%
Chile	4.5%
Turkey	3.7%
Other Countries	16.1%
Other Assets (net of liabilities)	4.9%

Industry Weightings

% of Total Net Assets

Table Summary
Communications Equipment	8.6%
Semiconductor Manufacturing	8.2%
Semiconductor Devices	8.1%
Electronics Components	8.0%
Personal Care Products	6.3%
Health Care Facilities	6.0%
Electronic Manufacturing Services & Original Design Manufacturer	4.9%
Food & Drug Stores	4.6%
Agricultural Chemicals	4.5%
Base Metals	4.3%
Other Industries	31.6%
Other Assets (net of liabilities)	4.9%

Updated Prospectus Phone Number	1-800-728-8762
C000079787
Shareholder Report [Line Items]
Fund Name	Amana Developing World Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMDWX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/products/amana-developing-world. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/products/amana-developing-world
Expenses [Text Block]

What were the Fund’s costs over the last year?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$142	1.12%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.12%
Average Annual Return [Table Text Block]

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Investor Shares	52.89%	8.61%	8.39%
Bloomberg Emerging Markets Large, Mid & Small	45.91%	6.79%	10.76%
MSCI Emerging Markets Index	55.15%	8.03%	11.12%

AssetsNet	$ 210,616,957
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,309,333
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$210,616,957
# of Portfolio Holdings	35
Advisory Fees Paid	$1,309,333
Portfolio Turnover Rate	14%

Holdings [Text Block]

Geographic Weightings

% of Total Net Assets

Table Summary
Taiwan	17.6%
United States	13.5%
South Korea	8.4%
China	7.5%
India	7.2%
United Kingdom	6.3%
Malaysia	5.7%
Saudi Arabia	4.6%
Chile	4.5%
Turkey	3.7%
Other Countries	16.1%
Other Assets (net of liabilities)	4.9%

Industry Weightings

% of Total Net Assets

Table Summary
Communications Equipment	8.6%
Semiconductor Manufacturing	8.2%
Semiconductor Devices	8.1%
Electronics Components	8.0%
Personal Care Products	6.3%
Health Care Facilities	6.0%
Electronic Manufacturing Services & Original Design Manufacturer	4.9%
Food & Drug Stores	4.6%
Agricultural Chemicals	4.5%
Base Metals	4.3%
Other Industries	31.6%
Other Assets (net of liabilities)	4.9%

Updated Prospectus Phone Number	1-800-728-8762
C000131514
Shareholder Report [Line Items]
Fund Name	Amana Growth Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIGX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/products/amana-growth. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/products/amana-growth
Expenses [Text Block]

What were the Fund’s costs over the last year?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$71	0.60%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.60%
Average Annual Return [Table Text Block]

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	36.70%	14.20%	17.84%
Bloomberg 1000 Growth Total Return Index	29.89%	14.24%	17.57%
Bloomberg US Large Cap Total Return Index	29.61%	13.89%	15.78%
S&P 500 Index	29.78%	14.15%	15.65%

AssetsNet	$ 6,768,596,317
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 33,998,135
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$6,768,596,317
# of Portfolio Holdings	31
Advisory Fees Paid	$33,998,135
Portfolio Turnover Rate	12%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Table Summary
Semiconductor Devices	17.7%
Semiconductor Manufacturing	14.4%
Communications Equipment	11.5%
Large Pharma	10.3%
Infrastructure Software	8.9%
Internet Media & Services	7.6%
Commercial & Residential Building Equipment & Systems	6.6%
Medical Devices	3.1%
Fabricated Metal & Hardware	3.0%
Specialty Apparel Stores	2.6%
Other Industries	10.5%
Other Assets (net of liabilities)	3.8%

Updated Prospectus Phone Number	1-800-728-8762
C000065109
Shareholder Report [Line Items]
Fund Name	Amana Growth Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMAGX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/products/amana-growth. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/products/amana-growth
Expenses [Text Block]

What were the Fund’s costs over the last year?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$100	0.85%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.85%
Average Annual Return [Table Text Block]

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Investor Shares	36.38%	13.92%	17.56%
Bloomberg 1000 Growth Total Return Index	29.89%	14.24%	17.57%
Bloomberg US Large Cap Total Return Index	29.61%	13.89%	15.78%
S&P 500 Index	29.78%	14.15%	15.65%

AssetsNet	$ 6,768,596,317
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 33,998,135
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$6,768,596,317
# of Portfolio Holdings	31
Advisory Fees Paid	$33,998,135
Portfolio Turnover Rate	12%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Table Summary
Semiconductor Devices	17.7%
Semiconductor Manufacturing	14.4%
Communications Equipment	11.5%
Large Pharma	10.3%
Infrastructure Software	8.9%
Internet Media & Services	7.6%
Commercial & Residential Building Equipment & Systems	6.6%
Medical Devices	3.1%
Fabricated Metal & Hardware	3.0%
Specialty Apparel Stores	2.6%
Other Industries	10.5%
Other Assets (net of liabilities)	3.8%

Updated Prospectus Phone Number	1-800-728-8762
C000131513
Shareholder Report [Line Items]
Fund Name	Amana Income Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMINX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/products/amana-income. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/products/amana-income
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
AssetsNet	$ 2,318,369,605
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 15,166,831
InvestmentCompanyPortfolioTurnover	10.00%
Updated Prospectus Phone Number	1-800-728-8762
C000012979
Shareholder Report [Line Items]
Fund Name	Amana Income Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMANX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/products/amana-income. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/products/amana-income
Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.98%
AssetsNet	$ 2,318,369,605
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 15,166,831
InvestmentCompanyPortfolioTurnover	10.00%
Updated Prospectus Phone Number	1-800-728-8762
C000160667
Shareholder Report [Line Items]
Fund Name	Amana Participation Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIPX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/products/amana-participation. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/products/amana-participation
Expenses [Text Block]

What were the Fund’s costs over the last year?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Average Annual Return [Table Text Block]

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	4.37%	1.71%	2.49%
Bloomberg Custom Sukuk	5.14%	-	-
Bloomberg Global Aggregate Bond Index	3.26%	-1.58%	0.74%
FTSE IdealRatings Sukuk Index	5.05%	1.84%	3.39%

AssetsNet	$ 320,791,569
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,451,141
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$320,791,569
# of Portfolio Holdings	81
Advisory Fees Paid	$1,451,141
Portfolio Turnover Rate	35%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Table Summary
Financials	40.5%
Government	12.4%
Real Estate	11.4%
Utilities	8.0%
Industrials	6.3%
Energy	5.1%
Communications	4.2%
Materials	2.7%
Consumer Staples	2.3%
Fixed Income	0.5%
Other Sectors	0.5%
Other Assets (net of liabilities)	6.1%

Updated Prospectus Phone Number	1-800-728-8762
C000160666
Shareholder Report [Line Items]
Fund Name	Amana Participation Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMAPX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/products/amana-participation. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/products/amana-participation
Expenses [Text Block]

What were the Fund’s costs over the last year?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Average Annual Return [Table Text Block]

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Investor Shares	4.12%	1.44%	2.25%
Bloomberg Custom Sukuk	5.14%	-	-
Bloomberg Global Aggregate Bond Index	3.26%	-1.58%	0.74%
FTSE IdealRatings Sukuk Index	5.05%	1.84%	3.39%

AssetsNet	$ 320,791,569
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,451,141
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$320,791,569
# of Portfolio Holdings	81
Advisory Fees Paid	$1,451,141
Portfolio Turnover Rate	35%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Table Summary
Financials	40.5%
Government	12.4%
Real Estate	11.4%
Utilities	8.0%
Industrials	6.3%
Energy	5.1%
Communications	4.2%
Materials	2.7%
Consumer Staples	2.3%
Fixed Income	0.5%
Other Sectors	0.5%
Other Assets (net of liabilities)	6.1%

Updated Prospectus Phone Number	1-800-728-8762